Shareholder Report, Line Graph (Details) 193187_LionShares U.S. Equity Total Return ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Jun. 30, 2026	Sep. 02, 2025	Jun. 30, 2026
LionShares U.S. Equity Total Return ETF
Account Value [Line Items]
Line Graph and Table Measure Name			LionShares U.S. Equity Total Return ETF NAV
Accumulated Value	$ 11,816	$ 10,000
S&P Total Market Index (TMI) (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index (TMI) (TR)
Accumulated Value	$ 11,842	$ 10,000